Separate Accounts	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Separate Accounts
The Company issues variable annuity and variable life insurance contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. Most variable annuity and variable life insurance contracts are offered with both separate and general account options. See Note 9 for additional information.

The assets supporting the variable portion of variable annuity and variable life insurance contracts are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities”. The liabilities related to the net amount at risk are reflected within future policy benefits or market risk benefits. Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net”.
Separate Account Assets
The aggregate fair value of assets, by major investment asset category, supporting separate accounts is as follows:

	December 31, 2022	December 31, 2021
	(in thousands)
Asset Type:
Mutual funds:
Equity	$7,430,452	$10,668,762
Fixed Income	3,973,001	4,306,815
Other	611,170	756,382
Other invested assets	1,912,335	2,190,408
Total	$13,926,958	$17,922,367
For the periods ended December 31, 2022 and December 31, 2021, there were no transfers of assets, other than cash, from the general account to a separate account; therefore, no gains or losses were recorded.
Separate Account Liabilities
The balances of and changes in separate account liabilities as of and for the periods indicated are as follows:

	December 31, 2022
	Variable Annuities	Variable Life	Total
	(in thousands)
Balance, beginning of period	$11,982,322	$5,940,045	$17,922,367
Deposits	67,216	200,686	267,902
Investment performance	(2,113,606)	(925,970)	(3,039,576)
Policy charges	(238,173)	(100,968)	(339,141)
Surrenders and withdrawals	(764,069)	(42,118)	(806,187)
Benefit payments	(5,622)	(42,934)	(48,556)
Net transfers (to) from general account	(895)	(37,577)	(38,472)
Other	1,395	7,226	8,621
Balance, end of period	$8,928,568	$4,998,390	$13,926,958

Cash surrender value(1)	$8,747,915	$4,897,409	$13,645,324

(1) Cash surrender value represents the amount of the contractholder's account balances distributable at the balance sheet date less certain surrender charges.

	December 31, 2021
	Variable Annuities	Variable Life	Total
	(in thousands)
Balance, beginning of period	$11,963,399	$5,154,111	$17,117,510
Deposits	99,941	236,158	336,099
Investment performance	1,171,547	797,051	1,968,598
Policy charges	(277,346)	(98,839)	(376,185)
Surrenders and withdrawals	(972,834)	(58,845)	(1,031,679)
Benefit payments	(7,378)	(61,608)	(68,986)
Net transfers (to) from general account	4,108	(33,480)	(29,372)
Other	885	5,497	6,382
Balance, end of period	$11,982,322	$5,940,045	$17,922,367

Cash surrender value(1)	$11,749,197	$5,850,808	$17,600,005

(1) Cash surrender value represents the amount of the contractholder's account balances distributable at the balance sheet date less certain surrender charges.